Note 9 - Earnings per Unit and Cash Distributions (Tables)	3 Months Ended
Mar. 31, 2015
Earnings Per Unit And Cash Distributions [Abstract]
Dividends Declared [Table Text Block]
			Total Cash
	Per Unit Cash	Total Cash	Distributions
Payment Date	Distributions	Distributions	to Affiliates (c)
		(in thousands)

May 15, 2014 (a)	$0.301389	$3,565	$2,264
August 14, 2014	0.396844	4,693	2,980
November 14, 2014	0.406413	4,806	3,052
Total 2014 Distributions	1.104646	13,064	8,296

February 14, 2015	0.406413	4,806	3,052
May 14, 2015 (b)	0.406413	4,808	3,052
Total 2015 Distributions (through May 14, 2015)	0.812826	9,614	6,104

Total Distributions (through May 14, 2015) since IPO	$1.917472	$22,678	$14,400